Share-Based Compensation And Benefit Plans (Weighted-Average Assumptions Relating To Valuation Of Our Stock Options) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation And Benefit Plans [Abstract]
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.12%	1.14%	1.96%
Expected volatility	32.59%	33.35%	34.03%
Expected dividend yield	3.48%	3.65%	4.32%